Document and Entity Information	Dec. 18, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001756701
Document Type	8-K
Document Period End Date	Dec. 18, 2025
Entity Registrant Name	LINKBANCORP, INC.
Entity Incorporation State Country Code	PA
Entity File Number	001-41505
Entity Tax Identification Number	82-5130531
Entity Address, Address Line One	1250 Camp Hill Bypass
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Camp Hill
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17011
City Area Code	(855)
Local Phone Number	569-2265
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	LNKB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false